Cover Entity Listings - NEW YORK STOCK EXCHANGE, INC. [Member]	Aug. 01, 2023
RGA [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	RGA
Security Exchange Name	NYSE
RZB [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.75% Fixed-To-Floating Rate Subordinated Debentures due 2056
Trading Symbol	RZB
Security Exchange Name	NYSE
RZC
Entity Information [Line Items]
Title of 12(b) Security	7.125% Fixed Rate Reset Subordinated Debentures due 2052
Trading Symbol	RZC
Security Exchange Name	NYSE